Investment accounts	6 Months Ended
Jun. 30, 2025
Investment accounts
Investment accounts

Note 4. Investment accounts

Investment accounts consist of cash and crypto assets held for investment purposes. Cash is carried at cost, which approximates fair value due to its short-term nature. The Company accounts for its crypto assets, which are currently comprised solely of Solana, as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other and ASU 2023-08. The Company’s crypto assets are initially recorded at cost and subsequently are measured at fair value as of each reporting period. The Company determines the fair value of its crypto assets in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the Coinbase exchange, the active exchange that the Company has determined is its principal market for bitcoin (Level 1 inputs). Changes in fair value are recognized in the Company’s consolidated statement of operations.

The following table summarizes the Company’s digital asset holdings, as of:

	June 30, 2025	December 31, 2024
Number of Solana	39,878	-
Crypto asset carrying value	$5,951,271	$-
Unrealized gain (loss) on crypto assets	182,665	-
Staking rewards	6,548	-
Cash	2,602,329	-
Total investment accounts	$8,742,813	$-